HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS	HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS
The Company is directly and indirectly affected by changes in certain market conditions. These changes in market conditions may adversely impact the Company’s financial performance and are referred to as “market risks.” When deemed appropriate, our Company uses derivatives as a risk management tool to mitigate the potential impact of certain market risks. The primary market risks managed by the Company through the use of derivative and non-derivative financial instruments are foreign currency exchange rate risk, commodity price risk and interest rate risk.
The Company uses various types of derivative instruments, including, but not limited to, forward contracts, commodity futures contracts, option contracts, collars and swaps. Forward contracts and commodity futures contracts are agreements to buy or sell a quantity of a currency or commodity at a predetermined future date and at a predetermined rate or price. An option contract is an agreement that conveys the purchaser the right, but not the obligation, to buy or sell a quantity of a currency or commodity at a predetermined rate or price during a period or at a time in the future. A collar is a strategy that uses a combination of options to limit the range of possible positive or negative returns on an underlying asset or liability to a specific range, or to protect expected future cash flows. To do this, an investor simultaneously buys a put option and sells (writes) a call option, or alternatively buys a call option and sells (writes) a put option. A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. We do not enter into derivative financial instruments for trading purposes. The Company may also designate certain non-derivative instruments, such as our foreign currency denominated third-party debt, in hedging relationships.
All derivative instruments are carried at fair value in our consolidated balance sheet, primarily in the following line items, as applicable: prepaid expenses and other current assets; other noncurrent assets; accounts payable and accrued expenses; and other noncurrent liabilities. The carrying values of the derivatives reflect the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. These master netting agreements allow the Company to net settle positive and negative positions (assets and liabilities) arising from different transactions with the same counterparty.
The accounting for gains and losses that result from changes in the fair values of derivative instruments depends on whether the derivatives have been designated and qualify as hedging instruments and the type of hedging relationships. Derivatives can be designated as fair value hedges, cash flow hedges or hedges of net investments in foreign operations. The changes in the fair values of derivatives that have been designated and qualify for fair value hedge accounting are recorded in the same line item in our consolidated statement of income as the changes in the fair values of the hedged items attributable to the risk being hedged. The changes in the fair values of derivatives that have been designated and qualify as cash flow hedges or hedges of net investments in foreign operations are recorded in AOCI and are reclassified into the line item in our consolidated statement of income in which the hedged items are recorded in the same period the hedged items affect earnings. Due to the high degree of effectiveness between the hedging instruments and the underlying exposures being hedged, fluctuations in the values of the derivative instruments are generally offset by changes in the fair values or cash flows of the underlying exposures being hedged. The changes in the fair values of derivatives that were not designated and/or did not qualify as hedging instruments are immediately recognized in earnings.
For derivatives that will be accounted for as hedging instruments, the Company formally designates and documents, at inception, the financial instrument as a hedge of a specific underlying exposure, the risk management objective and the strategy for undertaking the hedge transaction. In addition, the Company formally assesses, both at inception and at least quarterly thereafter, whether the financial instruments used in hedging transactions are effective at offsetting changes in either the fair values or cash flows of the related underlying exposures.
The Company determines the fair values of its derivatives based on quoted market prices or pricing models using current market rates. Refer to Note 17. The notional amounts of the derivative financial instruments do not necessarily represent amounts exchanged by the parties and, therefore, are not a direct measure of our exposure to the financial risks described above. The amounts exchanged are calculated by reference to the notional amounts and by other terms of the derivatives, such as interest rates, foreign currency exchange rates, commodity rates or other financial indices. The Company does not view the fair values of its derivatives in isolation but rather in relation to the fair values or cash flows of the underlying hedged transactions or other exposures. Virtually all of our derivatives are straightforward over-the-counter instruments with liquid markets.
The following table presents the fair values of the Company’s derivative instruments that were designated and qualified as part of a hedging relationship (in millions):

		Fair Value[1,2]
Derivatives Designated as Hedging Instruments	Financial Statement Line Item Impacted[1]	December 31, 2024	December 31, 2023
Assets:
Foreign currency contracts	Prepaid expenses and other current assets	$311	$109
Foreign currency contracts	Other noncurrent assets	82	13
Commodity contracts	Prepaid expenses and other current assets	2	—
Interest rate contracts	Other noncurrent assets	27	50
Total assets		$422	$172
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$14	$111
Foreign currency contracts	Other noncurrent liabilities	39	40
Commodity contracts	Accounts payable and accrued expenses	—	3
Interest rate contracts	Accounts payable and accrued expenses	—	5
Interest rate contracts	Other noncurrent liabilities	922	1,113
Total liabilities		$975	$1,272
[1]All of the Company’s derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 17 for the net presentation of the Company’s derivative instruments.
[2]Refer to Note 17 for additional information related to the estimated fair value.
The following table presents the fair values of the Company’s derivative instruments that were not designated as hedging instruments (in millions):

		Fair Value[1,2]
Derivatives Not Designated as Hedging Instruments	Financial Statement Line Item Impacted[1]	December 31, 2024	December 31, 2023
Assets:
Foreign currency contracts	Prepaid expenses and other current assets	$152	$91
Foreign currency contracts	Other noncurrent assets	8	3
Commodity contracts	Prepaid expenses and other current assets	7	5
Other derivative instruments	Prepaid expenses and other current assets	—	4
Total assets		$167	$103
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$86	$106
Foreign currency contracts	Other noncurrent liabilities	12	3
Commodity contracts	Accounts payable and accrued expenses	40	62
Commodity contracts	Other noncurrent liabilities	—	1
Other derivative instruments	Accounts payable and accrued expenses	6	4
Total liabilities		$144	$176
[1]All of the Company’s derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 17 for the net presentation of the Company’s derivative instruments.
[2]Refer to Note 17 for additional information related to the estimated fair value.
Credit Risk Associated with Derivatives
We have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. We monitor counterparty exposures regularly and review any downgrade in credit rating immediately. If a downgrade in the credit rating of a counterparty were to occur, we have provisions requiring collateral for substantially all of our transactions. To mitigate presettlement risk, minimum credit standards become more stringent as the duration of the derivative financial instrument increases. In addition, the Company’s master netting agreements reduce credit risk by permitting the Company to net settle for transactions with the same counterparty. To minimize the concentration of credit risk, we enter into derivative transactions with a portfolio of financial institutions. Furthermore, for certain derivative financial instruments, the Company has agreements with counterparties that require collateral to be exchanged based on changes in the fair value of the instruments. The Company classifies collateral payments and receipts as investing cash flows when the collateral account is in an asset position and as financing cash flows when the collateral account is in a liability position. As a result of these factors, we consider the risk of counterparty default to be minimal.
Cash Flow Hedging Strategy
The Company uses cash flow hedges to minimize the variability in cash flows of assets or liabilities or forecasted transactions caused by fluctuations in foreign currency exchange rates, commodity prices or interest rates. The changes in the fair values of derivatives designated as cash flow hedges are recorded in AOCI and are reclassified into the line item in our consolidated statement of income in which the hedged items are recorded in the same period the hedged items affect earnings. The changes in fair values of hedges that are determined to be ineffective are immediately reclassified from AOCI into earnings. The maximum length of time for which the Company hedges its exposure to the variability in future cash flows is typically three years.
The Company maintains a foreign currency cash flow hedging program to reduce the risk that our U.S. dollar net cash inflows from sales outside the United States and U.S. dollar net cash outflows from procurement activities will be adversely affected by fluctuations in foreign currency exchange rates. We enter into forward contracts and purchase foreign currency options and collars (principally euro, British pound and Japanese yen) to hedge certain portions of forecasted cash flows denominated in foreign currencies. When the U.S. dollar strengthens against the foreign currencies, the decline in the present value of future foreign currency cash flows is partially offset by gains in the fair value of the derivative instruments. Conversely, when the U.S. dollar weakens, the increase in the present value of future foreign currency cash flows is partially offset by losses in the fair value of the derivative instruments. The total notional values of derivatives that were designated and qualified for the Company’s foreign currency cash flow hedging program were $9,206 million and $9,408 million as of December 31, 2024 and 2023, respectively.
The Company uses cross-currency swaps to hedge the changes in cash flows of certain of its foreign currency denominated debt and other monetary assets or liabilities due to fluctuations in foreign currency exchange rates. For this hedging program, the Company recognizes in earnings each period the changes in carrying values of these foreign currency denominated assets and liabilities due to fluctuations in exchange rates. The changes in fair values of the cross-currency swap derivatives are recorded in AOCI with an immediate reclassification into earnings for the changes in fair values attributable to fluctuations in foreign currency exchange rates. The total notional values of derivatives that were designated as cash flow hedges for the Company’s foreign currency denominated assets and liabilities were $557 million and $958 million as of December 31, 2024 and 2023, respectively.
The Company has entered into commodity futures contracts and other derivative instruments on various commodities to mitigate the price risk associated with forecasted purchases of materials used in our manufacturing process. These derivative instruments were designated as part of the Company’s commodity cash flow hedging program. The objective of this hedging program is to reduce the variability of cash flows associated with future purchases of certain commodities. The total notional values of derivatives that were designated and qualified for this program were $58 million and $54 million as of December 31, 2024 and 2023, respectively.
Our Company monitors our mix of short-term debt and long-term debt regularly. We manage our risk to interest rate fluctuations through the use of derivative financial instruments. From time to time, the Company has entered into interest rate swap agreements and has designated these instruments as part of the Company’s interest rate cash flow hedging program. The objective of this hedging program is to mitigate the risk of adverse changes in benchmark interest rates on the Company’s future interest payments. The total notional value of derivatives that were designated and qualified for the Company’s interest rate cash flow hedging program was $750 million as of December 31, 2023. As of December 31, 2024, we did not have any interest rate swaps designated as a cash flow hedge.
The following table presents the pretax impact that changes in the fair values of derivatives designated as cash flow hedges had on other comprehensive income (“OCI”), AOCI and earnings (in millions):

	Gain (Loss) Recognized in OCI	Financial Statement Line Item Impacted	Gain (Loss) Reclassified from AOCI into Income
2024
Foreign currency contracts	$457	Net operating revenues	$84
Foreign currency contracts	37	Cost of goods sold	16
Foreign currency contracts	—	Interest expense	(4)
Foreign currency contracts	(18)	Other income (loss) — net	(45)
Interest rate contracts	(54)	Interest expense	(2)
Commodity contracts	6	Cost of goods sold	1
Total	$428		$50
2023
Foreign currency contracts	$(128)	Net operating revenues	$(3)
Foreign currency contracts	19	Cost of goods sold	14
Foreign currency contracts	—	Interest expense	(4)
Foreign currency contracts	35	Other income (loss) — net	17
Commodity contracts	(15)	Cost of goods sold	(14)
Total	$(89)		$10
2022
Foreign currency contracts	$205	Net operating revenues	$218
Foreign currency contracts	17	Cost of goods sold	28
Foreign currency contracts	—	Interest expense	(4)
Foreign currency contracts	(91)	Other income (loss) — net	(79)
Commodity contracts	(4)	Cost of goods sold	(2)
Total	$127		$161
As of December 31, 2024, the Company estimates that it will reclassify into earnings during the next 12 months net gains of $241 million from the pretax amount recorded in AOCI as the anticipated cash flows occur.
Fair Value Hedging Strategy
The Company uses interest rate swap agreements designated as fair value hedges to minimize exposure to changes in the fair value of fixed-rate debt that result from fluctuations in benchmark interest rates. The Company also uses cross-currency interest rate swaps to hedge the changes in the fair value of foreign currency denominated debt relating to fluctuations in foreign currency exchange rates and benchmark interest rates. The changes in the fair values of derivatives designated as fair value hedges and the offsetting changes in the fair values of the hedged items are recognized in earnings. As a result, any difference is reflected in earnings as ineffectiveness. When a derivative is no longer designated as a fair value hedge for any reason, including termination and maturity, the remaining unamortized difference between the carrying value of the hedged item at that time and the face value of the hedged item is amortized to earnings over the remaining life of the hedged item, or immediately if the hedged item has matured or has been extinguished. The total notional values of derivatives that were designated and qualified as fair value hedges of this type were $12,628 million and $13,693 million as of December 31, 2024 and 2023, respectively.
The following table summarizes the pretax impact that changes in the fair values of derivatives designated as fair value hedges had on earnings (in millions):

Hedging Instruments and Hedged Items	Financial Statement Line Item Impacted	Gain (Loss) Recognized in Income
2024
Interest rate contracts	Interest expense	$173
Fixed-rate debt	Interest expense	(170)
Net impact of fair value hedging instruments		$3
2023
Interest rate contracts	Interest expense	$609
Fixed-rate debt	Interest expense	(591)
Net impact of fair value hedging instruments		$18
2022
Interest rate contracts	Interest expense	$(1,944)
Fixed-rate debt	Interest expense	1,927
Net impact of fair value hedging instruments		$(17)
The following table summarizes the amounts recorded in our consolidated balance sheets related to hedged items in fair value hedging relationships (in millions):

			Cumulative Amount of Fair Value Hedging Adjustments[1]
	Carrying Values of Hedged Items		Included in the Carrying Values of Hedged Items		Remaining for Which Hedge Accounting Has Been Discontinued
Balance Sheet Location of Hedged Items	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Current maturities of long-term debt	$—	$552	$—	$1	$—	$—
Long-term debt	11,824	12,186	(915)	(1,135)	130	162
[1] Cumulative amount of fair value hedging adjustments does not include changes due to foreign currency exchange rate fluctuations.
In June 2023, the Company amended the terms of its interest rate swap agreements to implement a forward-looking interest rate based on the Secured Overnight Financing Rate in place of the London Interbank Offered Rate. Since the interest rate swap agreements were affected by reference rate reform, the Company applied the expedients and exceptions provided to preserve the past presentation of its derivatives without de-designating the existing hedging relationships. All amendments to interest rate swap agreements were executed with the existing counterparties and did not change the notional amounts, maturity dates or other critical terms of the hedging relationships.
Hedges of Net Investments in Foreign Operations Strategy
The Company uses forward contracts and a portion of its foreign currency denominated debt, a non-derivative financial instrument, to protect the value of our net investments in a number of foreign operations. For derivative financial instruments that are designated and qualify as hedges of net investments in foreign operations, the changes in the fair values of the derivative financial instruments are recognized in net foreign currency translation adjustments, a component of AOCI, to offset the changes in the values of the net investments being hedged. For non-derivative financial instruments that are designated and qualify as hedges of net investments in foreign operations, the changes in the carrying values of the designated portions of the non-derivative financial instruments due to fluctuations in foreign currency exchange rates are recorded in net foreign currency translation adjustments. Any ineffective portions of net investment hedges are reclassified from AOCI into earnings during the period of change.
The following table summarizes the notional values and pretax impact of changes in the fair values of instruments designated as net investment hedges (in millions):

	Notional Values		Gain (Loss) Recognized in OCI
	as of December 31,		Year Ended December 31,
	2024	2023	2024	2023	2022
Foreign currency contracts	$59	$150	$19	$(6)	$(10)
Foreign currency denominated debt	13,221	12,437	825	(376)	751
Total	$13,280	$12,587	$844	$(382)	$741
The Company reclassified a gain of $3 million related to net investment hedges from AOCI into earnings during the year ended December 31, 2024. The Company did not reclassify any gains or losses related to net investment hedges from AOCI into earnings during the years ended December 31, 2023 and 2022. In addition, the Company did not have any ineffectiveness related to net investment hedges during the years ended December 31, 2024, 2023 and 2022. The cash inflows and outflows associated with the Company’s derivative contracts designated as net investment hedges are classified in the line item other investing activities in our consolidated statement of cash flows.
Economic (Non-Designated) Hedging Strategy
In addition to derivative instruments that have been designated and qualify for hedge accounting, the Company also uses certain derivatives as economic hedges of foreign currency, interest rate and commodity exposure. Although these derivatives were not designated and/or did not qualify for hedge accounting, they are effective economic hedges. The changes in the fair values of economic hedges are immediately recognized in earnings.
The Company uses foreign currency economic hedges to offset the earnings impact that fluctuations in foreign currency exchange rates have on certain monetary assets and liabilities denominated in nonfunctional currencies. The changes in the fair values of economic hedges used to offset those monetary assets and liabilities are immediately recognized in earnings in the line item other income (loss) — net in our consolidated statement of income. In addition, we use foreign currency economic hedges to minimize the variability in cash flows associated with fluctuations in foreign currency exchange rates, including those related to certain acquisition and divestiture activities. The changes in the fair values of economic hedges used to offset the variability in U.S. dollar net cash flows are immediately recognized in earnings in the line items net operating revenues, cost of goods sold or other income (loss) — net in our consolidated statement of income, as applicable. The total notional values of derivatives related to our foreign currency economic hedges were $8,620 million and $6,989 million as of December 31, 2024 and 2023, respectively.
The Company uses interest rate contracts as economic hedges to minimize exposure to changes in the fair value of fixed-rate debt that result from fluctuations in benchmark interest rates. There were no interest rate contracts used as economic hedges as of December 31, 2024 and 2023.
The Company also uses certain derivatives as economic hedges to mitigate the price risk associated with the purchase of materials used in the manufacturing process and vehicle fuel. The changes in the fair values of these economic hedges are immediately recognized in earnings in the line items net operating revenues, cost of goods sold, or selling, general and administrative expenses in our consolidated statement of income, as applicable. The total notional values of derivatives related to our economic hedges of this type were $328 million and $325 million as of December 31, 2024 and 2023, respectively.
The following table presents the pretax impact that changes in the fair values of derivatives not designated as hedging instruments had on earnings (in millions):

Derivatives Not Designated as Hedging Instruments	Financial Statement Line Item Impacted	Gain (Loss) Recognized in Income
		Year Ended December 31,
		2024	2023	2022
Foreign currency contracts	Net operating revenues	$211	$(74)	$(55)
Foreign currency contracts	Cost of goods sold	(44)	66	46
Foreign currency contracts	Other income (loss) — net	(107)	(10)	57
Commodity contracts	Cost of goods sold	(97)	(137)	(40)
Other derivative instruments	Selling, general and administrative expenses	17	5	(21)
Total		$(20)	$(150)	$(13)